Stockholders Equities Common Stock (Details)q (USD $)	6 Months Ended
Jun. 30, 2012
Issuance of shares to repay accrued liability	600,000
Value of shares issued to repay accrued liability	$ 109,892
Fair value of shares based on market value	109,892
Issuance of shares to Chairman of board of directors	29,516
Fair value of shares issued to Chairman	6,275
Liabilities paid by Chairman	29,516
Issuance of shares for services rendered	75,000
Value of shares issued for services	14,381
Issuance of shares to related party debt	1,370,000
Fair value of shares issued for related party debt	$ 318,716